1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main
+1 202 261 3333 Fax www.dechert.com
PHILIP T. HINKLE
philip.hinkle@dechert.com
+1 202 261 3460 Direct
+1 202 261 3333 Fax

August 4, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC  20549

Re:          UBS Investment Trust (“Registrant”)
                File Nos. 33-39659 and 811-6292
                Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 60 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 60 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of (i) responding to comments received from the Securities and Exchange Commission staff relating to Post-Effective Amendment No. 59; (ii) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (iii) filing the required exhibits; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information.  The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3460 or to Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ Philip T. Hinkle

Philip T. Hinkle